Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Investment Objective
The Fund seeks monthly investment results, before fees and expenses, of 200% of the calendar month performance of the NYSE 7-10 Year Treasury Bond Index. The Fund seeks calendar month leveraged investment results and does not seek to achieve its stated investment objective for a different period of time. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking calendar month leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Direxion Monthly 7-10 Year Treasury Bull 2X Fund Investor Class
Management Fees	[1]	0.75%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses (Operating Services Fee)	[1][2]	0.35%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses	[1][3]	1.38%
[1]	The Annual Operating Expenses of the Fund have been restated to reflect a reduction in the Operating Services Fee and removal of the Shareholder Servicing Fee.
[2]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2015 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
[3]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Direxion Monthly 7-10 Year Treasury Bull 2X Fund Investor Class	140	437	755	1,657

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1,286% of the average value of its portfolio. However, this portfolio turnover is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.
Principal Investment Strategy
The Fund, under normal circumstances, creates long positions by investing at least 80% of its assets in the U.S. government securities that comprise the NYSE 7-10 Year Treasury Bond Index (the “Index”) and/or financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. These financial instruments include: exchange-traded funds (“ETFs”), futures contracts; options on securities, indices and futures contracts; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments. On a day-to-day basis, the Fund may hold money market funds and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. Dollars; and have a maturity of 7-10 years at issuance. As of November 30, 2013, the Index was composed of 20 bonds. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the Index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue.

Neither the Trust nor the Fund is sponsored, endorsed, sold or promoted by NYSE EURONEXT or its affiliates (“NYSE EURONEXT”). NYSE EURONEXT makes no representation or warranty regarding the advisability of investing in securities generally, in the Fund particularly, or the ability of the NYSE 7-10 Year Treasury Bond Index, to track general stock market performance.

NYSE EURONEXT MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE NYSE TREASURY INDEXES OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL NYSE EURONEXT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Fund may gain exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide exposure to those securities. The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets on the last trading day of each month, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the month will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen over the course of a given month, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen over the course of a given month, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Principal Investment Risks
An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk

The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s performance with the performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objectives.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives may generally be subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than investing in the underlying securities directly. In addition, the Fund’s investments in derivatives as of the date of this Prospectus are subject to the following risks:
Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed numbers of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.
Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of its underlying index for periods other than a calendar month. The Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that calendar month’s gains or reducing exposure in response to that calendar month’s losses. This means that for a period longer than one calendar month, the pursuit of monthly goals may result in monthly leveraged compounding. It also means that the return of an underlying index over a period of time greater than one calendar month multiplied by the Fund’s monthly target (200%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the return of two times its underlying index in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the underlying index experiences volatility. The underlying index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the underlying index. The table below provides examples of how underlying index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one calendar month may negatively impact investment return. As shown below, this Fund, or any other 2X Bull Fund, would be expected to lose 9.8% (as shown in Table 1 below) if its underlying index provided no return over a one year period during which the underlying index experienced annualized volatility of 25%. If the underlying index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 53.6%.

At higher ranges of volatility, there is a chance of a significant loss of value even if the underlying index is flat. For instance, if the underlying index’s annualized volatility is 100%, the Fund would be expected to lose 70.2% of its value, even if the cumulative underlying index return for the year was only 0%.

Table 1

One Year Index Return	200% One Year Index Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–120%	–86.8%	–88.7%	–93.5%	–97.3%	–98.7%
–50%	–100%	–77.7%	–80.4%	–87.6%	–94.1%	–97.1%
–40%	–80%	–66.4%	–70.1%	–79.6%	–89.5%	–94.4%
–30%	–60%	–53.0%	–57.7%	–70.0%	–82.1%	–90.3%
–20%	–40%	–37.7%	–43.4%	–58.6%	–73.7%	–85.2%
–10%	–20%	–20.6%	–27.5%	–44.6%	–62.9%	–78.0%
0%	0%	–1.7%	–9.8%	–31.4%	–53.6%	–70.2%
10%	20%	18.9%	9.5%	–15.8%	–41.7%	–60.8%
20%	40%	40.9%	29.8%	0.3%	–24.8%	–51.0%
30%	60%	64.4%	51.8%	19.4%	–9.7%	–39.1%
40%	80%	89.3%	74.4%	37.3%	1.3%	–26.6%
50%	100%	115.5%	98.5%	57.5%	15.3%	–13.4%
60%	120%	142.9%	123.6%	77.4%	30.9%	–0.9%

The Index’s annualized historical volatility rate for the period from September 30, 2008 through September 30, 2013 is 7.81%. The Index’s highest volatility rate for any one calendar year during the five-year period is 10.95% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period from September 30, 2008 through September 30, 2013 is 5.81%. Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

For information regarding the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s full prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

Gain Limitation Risk

Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value (“NAV”) in a given calendar month. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 45% in a given calendar month. For example, if the Index were to gain 50%, the Fund might be limited to a calendar month gain of 90% rather than 100%, which is 200% of the Index gain of 50%.

Interest Rate Risk

The value of the Fund’s investment in fixed income securities will fall when interest rates rise. The U.S. is currently in a period of historically-low interest rates and it is unclear how much longer interest rates will remain at their current levels. Changes or volatility in interest rates may adversely affect the performance of the Fund. The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Calendar Month Investment Risk

The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than 200% leveraged investment exposure to the Index, depending upon the movement of the Index from the end of the prior calendar month until the point of purchase. If the Index moves in value in a direction favorable to the Fund, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index moves in value in a direction adverse to the Fund, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since the Fund starts each month with exposure which is 200% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close on the last trading day of the month, it would seek $200 of exposure to the next month’s Index performance. If the Index rose by 1% by mid-month, the exposure of the Fund will have risen by 1% to $202 and the net assets will have risen by that $2 gain to $102. With net assets of $102 and exposure of $202, a purchaser at that point would be receiving 198% exposure of her investment instead of 200%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the monthly performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 2% for every 1% monthly decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 50%. Further, purchasing shares intra-calendar month may result in greater than 200% exposure to the performance of the Index if the Index declines between the end of the last calendar month and the time the investor purchased Fund shares.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Activity Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to increased portfolio turnover, higher transaction costs and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Monthly Correlation Risk

There is no guarantee that the Fund will achieve its monthly leveraged investment objective. The Fund may have difficulty achieving its monthly leveraged investment objective due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding index reconstitutions and other index repositioning or reconstitution events may hinder the Fund’s ability to meet its calendar month leveraged investment objective in that month. The Fund seeks to rebalance its portfolio monthly to keep leverage consistent with its calendar month leveraged investment objective.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Other Investment Companies (including Exchange-Traded Funds) Risk

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Tracking Error Risk

The Fund may have difficulty achieving its calendar month leveraged investment objective due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a calendar month leveraged investment objective may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its calendar month leveraged investment objective over a period of time, this will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
Fund Performance
The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

The performance shown prior to September 30, 2009 reflects previous daily, instead of monthly, leveraged investment objectives. The Fund sought a daily leveraged investment objective of 250% until September 30, 2009. On September 30, 2009, the Fund began to seek a monthly leveraged investment objective of 200%. If the investment objective of the Fund had remained a daily leveraged investment objective of 250% of the Index instead of a monthly leveraged investment objective of 200%, the calendar year performance of the Fund would have varied from that shown.

In addition, the performance shown from October 1, 2009 to April 14, 2013 reflects a previous investment objective. The Fund sought monthly investment results, before fees and expenses, of 200% of the performance of the NYSE Current 10-Year U.S. Treasury Index. If the Fund’s objective had remained the same, the calendar year performance of the Fund would have varied from that shown.
Total Return for the Calendar Years Ended December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 33.53% for the quarter ended December 31, 2008 and its lowest calendar quarter return was –13.76% for the quarter ended June 30, 2009. The year-to-date return as of September 30, 2013 was –10.07%.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Direxion Monthly 7-10 Year Treasury Bull 2X Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class	5.49%	12.62%	9.96%	Mar. 31, 2005
Investor Class Return After Taxes on Distributions	4.21%	11.50%	8.99%	Mar. 31, 2005
Investor Class Return After Taxes on Distributions and Sale Fund Shares	3.65%	10.33%	8.15%	Mar. 31, 2005
NYSE 7-10 Year Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	3.98%	7.74%	8.13%	Dec. 29, 2006
NYSE Current 10-Year Treasury Index (reflects no deduction for fees, expenses or taxes)	4.06%		5.37%	Apr. 02, 2009

The NYSE 7-10 Year Treasury Bond Index commenced operations on December 29, 2006. The Average Annual Total Return “Since Inception” shown in the table above is for the period from December 29, 2006 to December 31, 2012.

The NYSE Current 10-Year Note Treasury Index commenced operations on April 2, 2009. The Average Annual Total Return “Since Inception” shown in the table above is for the period from April 2, 2009 to December 31, 2012.

The NYSE 7-10 Year Treasury Bond Index replaced the NYSE Current 10-Year U.S. Treasury Index as the broad-based benchmark in connection with the change of the Fund’s name and investment objective. The index was changed on April 14, 2013.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).